OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT ASSETS, NET
Schedule of other non-current assets, net

	As of December 31,
	2022	2023
	RMB	RMB	US$
Long-term guarantee deposits(1)	181,477	397,737	56,020
Prepayments for equipment, net	119,009	354,005	49,861
Land use rights, net(2)	26,081	31,950	4,500
Prepaid leasehold improvements	1,177	2,874	405
Interest receivable non-current	—	2,926	412

	327,744	789,492	111,198
(1)	Long-term guarantee deposits mainly represent rental and renovation deposits over 1 year.
(2)	Land use rights represent payments to the local government authorities for use of lands for 50 years, net of accumulated amortization. As of December 31, 2022 and 2023, the carrying amounts of land use rights are RMB26.1 million and RMB32.0 million, respectively, which represent the result of their original values of RMB26.7 million and RMB33.1 million, netting off accumulated amortization of RMB0.6 million and RMB1.2 million, respectively. Land use rights are amortized on a straight-line basis with amortization expenses of RMB0.15 million, RMB0.2 million and RMB0.6 million (US$0.1 million) for the years ended December 31, 2021, 2022 and 2023, respectively.